Segment Reporting (Tables)	3 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of Revenue and Gross Profit by Reporting Segment
The following table presents revenue and gross profit by reportable segment for the periods presented (in thousands):

	Three Months Ended March 31,
	2022	2021
Equipment Sales and Hosting Segment
Revenue:
Hosting revenue	$33,214	$12,692
Equipment sales	26,305	31,926

Total revenue	$59,519	$44,618
Cost of revenue:
Cost of hosting services	$31,231	$11,829
Cost of equipment sales	22,535	26,231

Total Cost of revenue	$53,766	$38,060

Gross profit	$5,753	$6,558
Mining Segment
Digital asset mining income	$133,000	$9,628

Total revenue	$133,000	$9,628
Cost of revenue	68,750	1,653

Gross profit	$64,250	$7,975
Consolidated total revenue	$192,519	$54,246
Consolidated cost of revenue	$122,516	$39,713
Consolidated gross profit	$70,003	$14,533

Schedules of Customer Concentration Risk
For the three months ended March 31, 2022 and 2021, the concentration of customers comprising 10% or more of the Company’s total revenue, Equipment Sales and Hosting segment revenue was as follows:

	Three Months Ended March 31,		Three Months Ended March 31,
	2022	2021	2022	2021
	Percent of total revenue:		Percent of Equipment Sales and Hosting segment:
Customer
A	12%	N/A	39%	N/A
B	N/A	42%	N/A	51%
Blockcap	N/A	21%	N/A	25%

Reconciliation of Reportable Segment Gross Profit to Loss Before Income Taxes
A reconciliation of the reportable segment gross profit to (loss) income before income taxes included in the Company’s consolidated statements of operations and comprehensive (loss) income for the three months ended March 31, 2022 and 2021 is as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Reportable segment gross profit	$70,003	$14,533
Gain from sales of digital assets	2,163	30
Impairment of digital assets	(53,985)	—
Operating expense:
Research and development	3,340	1,208
Sales and marketing	1,398	534
General and administrative	40,160	3,795

Total operating expense	44,898	5,537

Operating (loss) income	(26,717)	9,026
Non-operating expense, net:
Loss on debt extinguishment and other	—	42
Interest expense, net	21,676	2,135
Other non-operating (income), net	(357)	—
Fair value adjustments on convertible notes	386,037	—
Fair value adjustments on derivative warrant liabilities	(10,275)	—
Other non-operating (income), net	(357)	—

Total non-operating expense, net	397,081	2,177

(Loss) income before income taxes	(423,798)	6,849
Income tax expense	42,406	—

Net (loss) income	$(466,204)	$6,849